Retirement Benefit Obligations - Information About Defined Benefit Pension and Other Post-Retirement Benefit Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Benefits
Disclosure of defined benefit plans [line items]
Benefit obligations	$ 9,361	$ 10,294	$ 10,594
Fair value of plan assets	9,534	10,501	10,235
Accrued (gain)/cost	(173)	(207)	359	$ 417
Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Benefit obligations	1,253	1,131	1,097
Fair value of plan assets	0	0	0
Accrued (gain)/cost	$ 1,253	$ 1,131	$ 1,097	$ 1,405